Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2025	2024
Trading liabilities	23,427	35,255
Non-trading derivatives	1,338	2,101
Designated at fair value through profit or loss	55,768	49,543
	80,532	86,900

Schedule of trading liabilities by type

Trading liabilities by type
in EUR million	2025	2024
Equity securities	682	467
Debt securities	1,872	3,185
Funds on deposit	191	5,437
Derivatives	20,681	26,166
	23,427	35,255

Summary of non-trading derivatives by type

Non-trading derivatives by type
in EUR million	2025	2024
Derivatives used in:
- fair value hedges	54	79
- cash flow hedges	254	573
- hedges of net investments in foreign operations	74	117
Other non-trading derivatives	957	1,332
	1,338	2,101

Summary of designated as at fair value through profit or loss by type

Designated at fair value through profit or loss by type
in EUR million	2025	2024
Debt securities	8,707	9,844
Funds entrusted	46,930	39,577
Subordinated liabilities	131	122
	55,768	49,543